Schedule of amortization expense of definite lived intangible assets (Details)	Aug. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 831,925
2027	831,925
2028	831,924
Total	$ 2,495,774